Net Revenues	12 Months Ended
Dec. 31, 2020
Net Revenues Disclosure [Abstract]
Net Revenues
(13)	NET REVENUES

The components of net revenues for the years ended December 31, 2018, 2019 and 2020, are as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Portfolio training services	—	63,828,907	113,191,386
Research-based learning services	—	10,456,269	4,452,915
Overseas study counselling services	—	8,091,551	21,059,645
Other educational services	—	9,045,411	20,025,679
K-12 education assessment and other services	1,338,592	6,348,029	3,437,922
Net Revenues	1,338,592	97,770,167	162,167,547

K-12 education assessment and other services revenues primarily include K-12 education assessment services and content development services.

Deferred revenue is recorded when the Group has an obligation to transfer goods or services to a customer for which the Group has received consideration from the customer. Part of the balances as of January 1, 2018 and 2019 were recognized as revenues during the years ended December 31, 2018 and 2019. In addition, changes in the deferred revenue balances during the year ended December 31, 2019 included RMB163,400,000 of deferred revenue acquired in connection with the Huanqiuyimeng Acquisition. See Note 3.

Changes in the deferred revenue balances during the year ended December 31, 2020 are as follows:

RMB
Balance as of January 1, 2020	171,880,131
Cash received in advance, net of VAT	188,023,246
Revenue recognized from opening balance of deferred revenue	(92,221,808)
Revenue recognized from deferred revenue arising during current year	(68,036,452)
Disposal of subsidiaries and campuses in relation to junior art education services	(4,689,176)
Change of refund liabilities	4,492,171
Balance as of December 31, 2020	199,448,112